Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Class A [Member]
Numerator:
Allocation of net loss						$ (323,233)
Denominator:
Basic and diluted weighted average shares outstanding						16,776,099
Basic and diluted net loss per common share	$ (0.01)	$ 0.05		$ 0.25	$ (0.02)	$ (0.02)
Class B [Member]
Numerator:
Allocation of net loss			$ (1,893)			$ (82,793)
Denominator:
Basic and diluted weighted average shares outstanding			3,750,000			4,297,047
Basic and diluted net loss per common share	$ (0.01)	$ 0.05	$ 0	$ 0.25	$ (0.02)	$ (0.02)